CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statement Of Comprehensive Loss [Abstract]
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	$ 0	$ 0	$ 0